Segment information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 Segment	Jun. 30, 2012	Dec. 31, 2012
Segment information [Abstract]
Number of operating segments	1
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	100.00%	100.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 333.0	$ 275.0
Fixed assets - drilling units	2,075.2		2,103.0	[1]
Nigeria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	107.2	110.9
Fixed assets - drilling units	544.8		553.9	[1]
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	80.1
Angola [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42.9	43.3
Fixed assets - drilling units	186.0		194.3	[1]
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	32.3
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	100.9	0
Fixed assets - drilling units	543.0		545.7	[1]
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	82.0	7.3
Fixed assets - drilling units	801.4		809.1	[1]
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 1.1
Exxon Mobil [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	30.00%	43.00%
Total [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	32.00%	39.00%
Chevron [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	13.00%	16.00%
BP [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	25.00%	2.00%

[1]	Restated